Description of Business and Basis of Presentation - Narrative (Details) - USD ($)			1 Months Ended
	Jun. 09, 2021	Feb. 07, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Operating lease right-of-use assets				$ (1,175,000)	$ (4,842,000)	$ 0
Other long term assets				(3,814,000)	(1,139,000)	(459,000)
Accumulated deficit				38,734,000	30,325,000	$ 14,706,000
Cash, cash equivalents, and short-term investments				67,800,000	$ 76,700,000
Adjustment
Subsidiary, Sale of Stock [Line Items]
Operating lease right-of-use assets				3,254,000
Other long term assets				$ 315,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Proceeds from reverse recapitalization transaction	$ 145,000,000
Proceeds from sale of stock and reverse recapitalization transaction			$ 345,000,000
Payments of transaction costs	18,000,000		$ 18,000,000
Private Placement | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Consideration received on transaction	$ 200,000,000	$ 200,000,000
Shares issued in transaction (in shares)	20,000,000
Price per share (in dollars per share)	$ 10.00